Other disclosures - Risk Management and Principal Risks - Interest Income sensitivity (AEaR) by business unit (audited) (Narrative) (Details) - Interest rate risk [member] - +/- 25bps [member] - GBP (£)
£ in Millions
12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase	£ 100	£ 45
Net interest income sensitivity (AEaR), decrease	£ (408)	£ (135)